                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101(d) OF REGULATION S-T

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1998
                                                   -------------
Check here if Amendment  [ X ]; Amendment Number:        1
                                                   -------------
    This Amendment (Check only one.):    [ ]  is a restatement.
                                         [X]  adds new holdings
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Long-Term Capital Management, L.P.
Address:  One East Weaver Street
          Greenwich, CT  06831

Form 13F File Number:   28- 5274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:             Eric R. Rosenfeld
Title:            Principal
Phone:            203-552-5460

Signature,  Place  and  Date  of  Signing:


/s/ Eric R. Rosenfeld        Greenwich, Connecticut                July 19, 1999
----------------------       ----------------------                -------------
[Signature]                      [City, State]                        [Date]

                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________               ___________________________

         [Repeat as necessary.]

                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                     2
                                            ----------------------

Form 13F  Information Table Entry Total:              83
                                            ----------------------

Form 13F  Information Table Value Total:    $        653043
                                            -----------------------
                                                   (thousands)

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.          Form 13F     File Number        Name

         1            28- 6864     Long-Term Capital Management Japan, Limited
       -----


         2            28- 5278     LTCM (UK)
      -----

         [Repeat as necessary.]

                                    FORM 13F
Page 1 of  2      Name of Reporting Manager:  Long-Term Capital Management, L.P.

                             COLUMN 1                      COLUMN 2          COLUMN 3         COLUMN 4                 COLUMN 5
   LINE #                 NAME OF ISSUER                TITLE OF CLASS         CUSIP        MARKET VALUE         SHARES/        SH/
                                                                              NUMBER          (X 1000)           PRN AMT        PRN
------------------------------------------------------------------------------------------------------------------------------------
      1       360 Communications Co                          Com             885571109                40652          1,181,407   Sh
      2       Adaptec Inc                                    Com             00651F108                   91              6,380   Sh
      3       AES Corp                                       Com             00130H105                  221              4,200   Sh
      4       Allegheny Energy Inc                           Com             017361106                  428             14,200   Sh
      5       Altera Corp                                    Com             021441100                 1741             59,000   Sh
      6       Alumax Inc                                     Com             022197107                 1996             43,042   Sh
      7       Aluminum Co Amer                               Com             022249106                 1170             17,739   Sh
      8       Analog Devices Inc                             Com             032654105                  342             13,905   Sh
      9       AT&T Corp                                      Com             001957109                 7066            123,690   Sh
     10       Bay Networks Inc                               Com             072510100                31201            967,465   Sh
     11       Bear Stearns Cos Inc                           Com             073902108                18524            325,700   Sh
     12       Beneficial Corp                                Com             081721102                25362            165,561   Sh
     13       Berkshire Hathaway Inc Del                     CL A            084670108                14095                180   Sh
     14       Bristol Hotel Co                               Com             110039104                  939             38,318   Sh
     15       Cadence Design System Inc                      Com             127387108                 7743            247,760   Sh
     16       Canadian Natl Ry Co                            Com             136375102                 1126             21,195   Sh
     17       Chrysler Corp                                  Com             171196108                 2113             37,477   Sh
     18       Cincinnati Bell Inc                            Com             171870108                  223              7,805   Sh
     19       Citicorp                                       Com             173034109                65273            437,340   Sh
     20       CMS Energy Corp                                Com             125896100                 2099             47,700   Sh
     21       Coast Federal Litigation Tr                     RT             19034Q110                 3702            244,749   Sh
     22       Coherent Communications Sys                    Com             192478105                   94              2,000   Sh
     23       Crestar Finl Corp                              Com             226091106                 1375             25,200   Sh
     24       Crown Cork & Seal Inc                          Com             228255105                  238              5,000   Sh
     25       Dell Computer Corp                             Com             247025109                40810            440,000   Sh
     26       DQE Inc                                        Com             23329J104                  400             11,100   Sh
     27       Echlin Inc                                     Com             278749106                 1893             38,588   Sh
     28       Electronic Data Sys New                        Com             285661104                   29                720   Sh
     29       Ensco Intl Inc                                 Com             26874Q100                    7                400   Sh
     30       Equity Office Properties Trust                 Com             294741103                  282              9,950   Sh
     31       Federal Natl Mtg Assn                          Com             313586109                  668             11,000   Sh
     32       Fifth Third Bancorp                            Com             316773100                    4                 61   Sh
     33       First Coml Corp                                Com             319825105                27289            393,361   Sh
     34       Firstar Corp                                   Com             33761C103                   94              2,475   Sh
     35       Firstbank Ill Co                               Com             337613103                  266              6,400   Sh
     36       Fluke Corp                                     Com             343856100                  896             27,249   Sh
     37       General Elec Co                                Com             369604103                12740            140,000   Sh
     38       General Re Corp                                Com             370563108                13182             52,000   Sh
     39       Global Marine Inc                              Com             379352404                   16                850   Sh
     40       Green Tree Finl Corp                           Com             393505102                11267            263,165   Sh

                        PAGE ONE SUBTOTAL                                                            337657


                            COLUMN 1                             COLUMN 6           COLUMN 7                     COLUMN 8
  LINE #                 NAME OF ISSUER             PUT/        INVESTMENT            OTHER                VOTING AUTHORITY (SHARES)
                                                    CALL        DISCRETION          MANAGERS           SOLE        SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
     1       360 Communications Co                               Defined             1, 2             1,181,407
     2       Adaptec Inc                                         Defined             1, 2                 6,380
     3       AES Corp                                            Defined             1, 2                 4,200
     4       Allegheny Energy Inc                                Defined             1, 2                14,200
     5       Altera Corp                                         Defined             1, 2                59,000
     6       Alumax Inc                                          Defined             1, 2                43,042
     7       Aluminum Co Amer                                    Defined             1, 2                17,739
     8       Analog Devices Inc                                  Defined             1, 2                13,905
     9       AT&T Corp                                           Defined             1, 2               123,690
    10       Bay Networks Inc                                    Defined             1, 2               967,465
    11       Bear Stearns Cos Inc                                Defined             1, 2               325,700
    12       Beneficial Corp                                     Defined             1, 2               165,561
    13       Berkshire Hathaway Inc Del                          Defined             1, 2                   180
    14       Bristol Hotel Co                                    Defined             1, 2                38,318
    15       Cadence Design System Inc                           Defined             1, 2               247,760
    16       Canadian Natl Ry Co                                 Defined             1, 2                21,195
    17       Chrysler Corp                                       Defined             1, 2                37,477
    18       Cincinnati Bell Inc                                 Defined             1, 2                 7,805
    19       Citicorp                                            Defined             1, 2               437,340
    20       CMS Energy Corp                                     Defined             1, 2                47,700
    21       Coast Federal Litigation Tr                         Defined             1, 2               244,749
    22       Coherent Communications Sys                         Defined             1, 2                 2,000
    23       Crestar Finl Corp                                   Defined             1, 2                25,200
    24       Crown Cork & Seal Inc                               Defined             1, 2                 5,000
    25       Dell Computer Corp                                  Defined             1, 2               440,000
    26       DQE Inc                                             Defined             1, 2                11,100
    27       Echlin Inc                                          Defined             1, 2                38,588
    28       Electronic Data Sys New                             Defined             1, 2                   720
    29       Ensco Intl Inc                                      Defined             1, 2                   400
    30       Equity Office Properties Trust                      Defined             1, 2                 9,950
    31       Federal Natl Mtg Assn                               Defined             1, 2                11,000
    32       Fifth Third Bancorp                                 Defined             1, 2                    61
    33       First Coml Corp                                     Defined             1, 2               393,361
    34       Firstar Corp                                        Defined             1, 2                 2,475
    35       Firstbank Ill Co                                    Defined             1, 2                 6,400
    36       Fluke Corp                                          Defined             1, 2                27,249
    37       General Elec Co                                     Defined             1, 2               140,000
    38       General Re Corp                                     Defined             1, 2                52,000
    39       Global Marine Inc                                   Defined             1, 2                   850
    40       Green Tree Finl Corp                                Defined             1, 2               263,165

                                      FORM 13F
PAGE 1 OF  2    NAME OF REPORTING MANAGER:  LONG-TERM CAPITAL MANAGEMENT, L.P.

                             COLUMN 1                      COLUMN 2          COLUMN 3         COLUMN 4                   COLUMN 5
   LINE #                 NAME OF ISSUER                TITLE OF CLASS         CUSIP        MARKET VALUE         SHARES/        SH/
                                                                              NUMBER          (X 1000)           PRN AMT        PRN
------------------------------------------------------------------------------------------------------------------------------------
     41       Harley Davidson Inc                            Com             412822108                 1073             27,700   Sh
     42       IMC Global Inc                                 Com             449669100                 2115             70,200   Sh
     43       Inland Stl Inds Inc                            Com             457472108                  245              8,700   Sh
     44       John Alden Finl Corp                           Com             477838106                   44              2,000   Sh
     45       La Quinta Inns Inc                             Com             504195108                23464          1,110,700   Sh
     46       Leggett & Platt Inc                            Com             524660107                 6320            252,800   Sh
     47       Linear Technology Corp                         Com             535678106                 7875            130,700   Sh
     48       Magna Group                                    Com             559214101                19629            347,414   Sh
     49       Manpower Inc                                   Com             56418H100                  109              3,805   Sh
     50       Mariner Health Group Inc                       Com             56845J109                  158              9,500   Sh
     51       Marshall & Ilsley Corp                         Com             571834100                 6490            127,255   Sh
     52       Maxim Integrated Prods Inc                     Com             57772K101                 2334             73,800   Sh
     53       Maytag Corp                                    Com             578592107                13450            272,400   Sh
     54       Medpartners Inc New                            Com             58503X107                  271             33,900   Sh
     55       Medusa Corp                                    Com             585072309                 6776            107,979   Sh
     56       Microsoft Corp                                 Com             594918104                17318            159,800   Sh
     57       Mid Ocean Limited                            Ord CL A          G61061100                 8502            108,305   Sh
     58       National Surgery Ctrs Inc                      Com             638044107                    8                260   Sh
     59       New Century Energies Inc                       Com             64352U103                  172              3,785   Sh
     60       Newbridge Networks Corp                        Com             650901101                  268             11,200   Sh
     61       Noble Drilling Corp                            Com             655042109                  116              4,800   Sh
     62       Provident Cos Inc                              Com             743862104                    3                100   Sh
     63       Quantum Corp                                   Com             747906105                  486             23,473   Sh
     64       R & B Falcon Corp                              Com             74912E101                  133              5,900   Sh
     65       R H Donnelley Corp                             Com             74955W109                  285             95,000   Sh
     66       Raytheon Co                                    CL A            755111309                  565              9,800   Sh
     67       Republic Inds Inc                              Com             760516104                   67              2,660   Sh
     68       Revlon Inc                                     CL A            761525500                11657            226,900   Sh
     69       Safeway Inc                                  Com New           786514208                   90              2,200   Sh
     70       Scherer R P Corp Del                           Com             806528105                14981            169,034   Sh
     71       Schlumberger Ltd                               Com             806857108                   71              1,040   Sh
     72       Security Cap Atlantic Inc                      Com             814137105                  207              9,256   Sh
     73       Solectron Corp                                 Com             834182107                 3336             79,300   Sh
     74       Southern New England Telecom                   Com             843485103                   51                778   Sh
     75       Southtrust Corp                                Com             844730101                13268            305,000   Sh
     76       Star Banc Corp                                 Com             855083101                16404            256,818   Sh
     77       Starwood Hotels & Resorts                 Combnd Ctf New       855905204                   30                618   Sh
     78       Station Casinos Inc                            Com             857689103                   55              3,728   Sh
     79       Teleport Communications Group                  CL A            879463107                40383            745,231   Sh
     80       Tosco Corp                                   Com New           891490302                   50              1,700   Sh
     81       Transocean Offshore Inc                        Com             893817106                   67              1,500   Sh
     82       Washington Post Co                             CL B            939640108                 1670              2,900   Sh
     83       Waste Mgmt Inc New                             Com             94106K101                94790          2,708,293   Sh

              PAGE TWO SUBTOTAL                                                                      315386
             PGS. 1 & 2 - GRAND TOTAL                                                                653043

NOTE: In addition, confidential poitions have been filed separately with the Secretary of the SEC

                             COLUMN 1                               COLUMN 6           COLUMN 7                    COLUMN 8
   LINE #                 NAME OF ISSUER                            INVESTMENT          OTHER             VOTING AUTHORITY (SHARES)
                                                 PUT/CALL           DISCRETION         MANAGERS           SOLE        SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
     41       Harley Davidson Inc                                    Defined             1, 2                27,700
     42       IMC Global Inc                                         Defined             1, 2                70,200
     43       Inland Stl Inds Inc                                    Defined             1, 2                 8,700
     44       John Alden Finl Corp                                   Defined             1, 2                 2,000
     45       La Quinta Inns Inc                                     Defined             1, 2             1,110,700
     46       Leggett & Platt Inc                                    Defined             1, 2               252,800
     47       Linear Technology Corp                                 Defined             1, 2               130,700
     48       Magna Group                                            Defined             1, 2               347,414
     49       Manpower Inc                                           Defined             1, 2                 3,805
     50       Mariner Health Group Inc                               Defined             1, 2                 9,500
     51       Marshall & Ilsley Corp                                 Defined             1, 2               127,255
     52       Maxim Integrated Prods Inc                             Defined             1, 2                73,800
     53       Maytag Corp                                            Defined             1, 2               272,400
     54       Medpartners Inc New                                    Defined             1, 2                33,900
     55       Medusa Corp                                            Defined             1, 2               107,979
     56       Microsoft Corp                                         Defined             1, 2               159,800
     57       Mid Ocean Limited                                      Defined             1, 2               108,305
     58       National Surgery Ctrs Inc                              Defined             1, 2                   260
     59       New Century Energies Inc                               Defined             1, 2                 3,785
     60       Newbridge Networks Corp                                Defined             1, 2                11,200
     61       Noble Drilling Corp                                    Defined             1, 2                 4,800
     62       Provident Cos Inc                                      Defined             1, 2                   100
     63       Quantum Corp                                           Defined             1, 2                23,473
     64       R & B Falcon Corp                                      Defined             1, 2                 5,900
     65       R H Donnelley Corp                                     Defined             1, 2                95,000
     66       Raytheon Co                                            Defined             1, 2                 9,800
     67       Republic Inds Inc                                      Defined             1, 2                 2,660
     68       Revlon Inc                                             Defined             1, 2               226,900
     69       Safeway Inc                                            Defined             1, 2                 2,200
     70       Scherer R P Corp Del                                   Defined             1, 2               169,034
     71       Schlumberger Ltd                                       Defined             1, 2                 1,040
     72       Security Cap Atlantic Inc                              Defined             1, 2                 9,256
     73       Solectron Corp                                         Defined             1, 2                79,300
     74       Southern New England Telecom                           Defined             1, 2                   778
     75       Southtrust Corp                                        Defined             1, 2               305,000
     76       Star Banc Corp                                         Defined             1, 2               256,818
     77       Starwood Hotels & Resorts                              Defined             1, 2                   618
     78       Station Casinos Inc                                    Defined             1, 2                 3,728
     79       Teleport Communications Group                          Defined             1, 2               745,231
     80       Tosco Corp                                             Defined             1, 2                 1,700
     81       Transocean Offshore Inc                                Defined             1, 2                 1,500
     82       Washington Post Co                                     Defined             1, 2                 2,900
     83       Waste Mgmt Inc New                                     Defined             1, 2             2,708,293